Note 5 - Gain (Loss) on Solar Development (Details Textual) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 01, 2021	Feb. 28, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment				$ 30	$ (13)	$ 769
Total intangible assets and goodwill	$ 46,945			42,175	39,577	$ 46,945
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	50.00%					50.00%
Consideration transferred, acquisition-date fair value, including pre-acquisition equity interest	$ 5,400					$ 5,400
Net identifiable assets acquired (liabilities assumed)	13,200					13,200
Gain recognised in bargain purchase transaction	$ 7,800			0	0	7,848
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment				$ 0	$ 0	$ (6,950)
Yoogali Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		50.00%
Net gains (losses) on disposals of property, plant and equipment		$ (200)
Total intangible assets and goodwill		$ 200
Daisy Hill Solar Farm Pty Ltd [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment			$ 100